Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Not Adopted [Text Block]	Our Policy to Prohibit Insider Trading governs the purchase, sale, and other disposition of our securities by directors, officers, employees and certain other covered persons, a copy of which is filed as an exhibit to our Annual Report on Form 10-K for the year ended December 31, 2024. The policy is designed to promote compliance with insider trading laws, rules, and regulations, as well as applicable listing standards. Our Policy to Prohibit Insider Trading also prohibits executive officers and directors from holding Celcuity securities in a “margin” account and from pledging Celcuity stock; and from engaging in hedging transactions with respect to Celcuity securities. In addition, with regard to the Company’s trading in its own securities, it is the Company’s policy to comply with the federal securities laws.